Corporate and Group Information	12 Months Ended
Dec. 31, 2022
Corporate and Group Information [Abstract]
Corporate and group information

1.      Corporate and group information

Gorilla Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands in May 2001. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in providing information, software and data processing services.

On July 14, 2022, with consummation of capital recapitalization as provided in Note 23, the Company’s shares and warrants commenced trading on The Nasdaq Capital Markets under the ticker symbols “GRRR” and “GRRRW”, respectively.